Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. *	4,488	$893,067
HEICO Corp., Class A	7,799	1,007,787
Lockheed Martin Corp.	569	232,698
Textron, Inc.	1,843	144,012
		2,277,564
Automobiles - 0.3%
General Motors Co.	19,570	645,223

Banks - 0.4%
Mid Penn Bancorp., Inc.	1	20
NU Holdings Ltd./Cayman Islands, Class A *	114,905	833,061
		833,081
Beverages - 0.5%
PepsiCo, Inc.	7,492	1,269,444

Biotechnology - 6.3%
Alnylam Pharmaceuticals, Inc. *	4,152	735,319
Amgen, Inc.	2,683	721,083
Apellis Pharmaceuticals, Inc. *	792	30,128
BioMarin Pharmaceutical, Inc. *	2,279	201,646
Exact Sciences Corp. *	4,460	304,261
Exelixis, Inc. *	78,423	1,713,543
Horizon Therapeutics PLC *	13,676	1,582,176
Incyte Corp. *	38,853	2,244,538
Ionis Pharmaceuticals, Inc. *	11,587	525,586
Natera, Inc. *	7,727	341,920
Neurocrine Biosciences, Inc. *	20,216	2,274,300
RayzeBio, Inc. *	85	1,887
Sarepta Therapeutics, Inc. *	4,695	569,128
Seagen, Inc. *	11,374	2,412,994
Ultragenyx Pharmaceutical, Inc. *	21,514	766,974
		14,425,483
Broadline Retail - 1.5%
Amazon.com, Inc. *	8,498	1,080,266
Coupang, Inc. *	84,421	1,435,157
eBay, Inc.	17,847	786,874
Nordstrom, Inc.	4,427	66,139
		3,368,436
Building Products - 1.8%
A O Smith Corp.	13,731	908,031
Advanced Drainage Systems, Inc.	931	105,976
Allegion PLC	8,313	866,214
Builders FirstSource, Inc. *	2,017	251,096
Trane Technologies PLC	10,169	2,063,392
Trex Co., Inc. *	571	35,191
		4,229,900
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	1,224	159,536
Ameriprise Financial, Inc.	1,040	342,867
Ares Management Corp., Class A	7,382	759,386

	Shares/ Principal	Fair Value

Capital Markets (continued)
Houlihan Lokey, Inc.	3,709	$397,308
LPL Financial Holdings, Inc.	2,476	588,422
MarketAxess Holdings, Inc.	2,242	478,981
Moody's Corp.	7,630	2,412,377
MSCI, Inc.	5,045	2,588,489
Nasdaq, Inc.	22,714	1,103,673
XP, Inc., Class A	17,199	396,437
		9,227,476
Chemicals - 0.3%
Ginkgo Bioworks Holdings, Inc. *	18,390	33,286
PPG Industries, Inc.	5,542	719,352
Sherwin-Williams Co. (The)	82	20,914
		773,552
Commercial Services & Supplies - 4.6%
Cintas Corp.	11,177	5,376,249
Copart, Inc. *	77,832	3,353,781
Rollins, Inc.	29,022	1,083,391
Tetra Tech, Inc.	4,562	693,561
		10,506,982
Construction & Engineering - 1.6%
AECOM	3,940	327,178
EMCOR Group, Inc.	8,047	1,693,008
Valmont Industries, Inc.	6,900	1,657,449
		3,677,635
Construction Materials - 1.0%
Vulcan Materials Co.	11,488	2,320,806

Consumer Staples Distribution & Retail - 0.3%
Casey's General Stores, Inc.	1,309	355,420
Sysco Corp.	2,569	169,682
US Foods Holding Corp. *	2,148	85,276
		610,378
Diversified Consumer Services - 0.1%
H&R Block, Inc.	6,618	284,971
Service Corp. International	650	37,141
		322,112
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.	2,855	129,874

Electrical Equipment - 1.2%
AMETEK, Inc.	2,629	388,461
Hubbell, Inc.	1,254	393,016
Rockwell Automation, Inc.	7,131	2,038,539
		2,820,016
Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	3,399	685,782
Flex Ltd. *	37,615	1,014,853
Keysight Technologies, Inc. *	6,917	915,188

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	17,043	$2,105,322
		4,721,145
Energy Equipment & Services - 0.0%†
Halliburton Co.	867	35,113
Parker Drilling Co. *	2	26
		35,139
Entertainment - 1.7%
Electronic Arts, Inc.	2,496	300,518
Live Nation Entertainment, Inc. *	1,203	99,897
Playtika Holding Corp. *	67,407	649,129
ROBLOX Corp., Class A *	33,712	976,300
Spotify Technology SA *	12,601	1,948,619
		3,974,463
Financial Services - 3.2%
Apollo Global Management, Inc.	15,209	1,365,160
Block, Inc. *	47,945	2,122,046
Euronet Worldwide, Inc. *	10,823	859,130
FleetCor Technologies, Inc. *	665	169,801
Jack Henry & Associates, Inc.	7,884	1,191,588
Mastercard, Inc., Class A	1,422	562,984
Shift4 Payments, Inc., Class A *	4,366	241,745
StoneCo Ltd., Class A *	8,140	86,854
Toast, Inc., Class A *	22,672	424,646
WEX, Inc. *	1,599	300,756
		7,324,710
Food Products - 0.4%
Hershey Co. (The)	4,416	883,553

Ground Transportation - 1.5%
Lyft, Inc., Class A *	31,578	332,832
Old Dominion Freight Line, Inc.	5,891	2,410,244
Saia, Inc. *	1,672	666,543
		3,409,619
Health Care Equipment & Supplies - 6.7%
Align Technology, Inc. *	6,034	1,842,301
Dexcom, Inc. *	33,976	3,169,961
Enovis Corp. *	844	44,504
IDEXX Laboratories, Inc. *	8,882	3,883,832
Inspire Medical Systems, Inc. *	4,295	852,300
Insulet Corp. *	7,939	1,266,191
Penumbra, Inc. *	1,705	412,457
ResMed, Inc.	13,350	1,974,064
Shockwave Medical, Inc. *	642	127,822
Stryker Corp.	6,277	1,715,316
		15,288,748
Health Care Providers & Services - 2.5%
Cencora, Inc.	13,529	2,434,814
Chemed Corp.	387	201,124
DaVita, Inc. *	6,706	633,918
Elevance Health, Inc.	2,686	1,169,538

	Shares/ Principal	Fair Value

Health Care Providers & Services (continued)
Ensign Group, Inc. (The)	4,463	$414,747
HCA Healthcare, Inc.	2,422	595,763
Humana, Inc.	222	108,007
Tenet Healthcare Corp. *	2,640	173,950
		5,731,861
Health Care Technology - 0.7%
Teladoc Health, Inc. *	40,706	756,725
Veeva Systems, Inc., Class A *	4,176	849,607
		1,606,332
Hotels, Restaurants & Leisure - 4.6%
Boyd Gaming Corp.	20,068	1,220,736
Caesars Entertainment, Inc. *	13,378	620,070
Darden Restaurants, Inc.	3,454	494,682
Domino's Pizza, Inc.	2,800	1,060,612
DoorDash, Inc., Class A *	13,804	1,097,004
DraftKings, Inc., Class A *	25,077	738,267
Expedia Group, Inc. *	8,517	877,847
Royal Caribbean Cruises Ltd. *	10,165	936,603
Texas Roadhouse, Inc.	10,091	969,745
Travel + Leisure Co.	45,005	1,653,034
Wingstop, Inc.	2,889	519,558
Yum! Brands, Inc.	2,232	278,866
		10,467,024
Household Durables - 0.8%
Leggett & Platt, Inc.	14,909	378,838
PulteGroup, Inc.	1,121	83,010
Toll Brothers, Inc.	10,282	760,457
TopBuild Corp. *	2,269	570,880
		1,793,185
Household Products - 0.7%
Church & Dwight Co., Inc.	9,733	891,835
Clorox Co. (The)	4,829	632,889
Kimberly-Clark Corp.	331	40,001
		1,564,725
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp. (The)	25,587	388,922

Insurance - 1.8%
Arch Capital Group Ltd. *	16,815	1,340,324
Everest Group Ltd.	4,760	1,769,149
Kinsale Capital Group, Inc.	2,065	855,178
MetLife, Inc.	2,858	179,797
		4,144,448
Interactive Media & Services - 1.6%
Alphabet, Inc., Class A *	7,541	986,816
Match Group, Inc. *	10,366	406,088
Meta Platforms, Inc., Class A *	3,548	1,065,145
Pinterest, Inc., Class A *	45,033	1,217,242
ZoomInfo Technologies, Inc. *	6,693	109,765
		3,785,056

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

IT Services - 2.6%
Cloudflare, Inc., Class A *	20,622	$1,300,011
EPAM Systems, Inc. *	2,601	665,050
Gartner, Inc. *	4,749	1,631,804
Globant SA *	1,361	269,274
GoDaddy, Inc., Class A *	1,660	123,637
MongoDB, Inc. *	4,672	1,615,858
Twilio, Inc., Class A *	1,135	66,431
VeriSign, Inc. *	988	200,099
		5,872,164
Leisure Products - 0.2%
Brunswick Corp.	5,328	420,912

Life Sciences Tools & Services - 4.6%
10X Genomics, Inc., Class A *	1,505	62,081
Agilent Technologies, Inc.	35,143	3,929,690
Bruker Corp.	14,864	926,027
IQVIA Holdings, Inc. *	2,417	475,545
Medpace Holdings, Inc. *	2,764	669,248
Mettler-Toledo International, Inc. *	2,261	2,505,346
Waters Corp. *	421	115,443
West Pharmaceutical Services, Inc.	5,015	1,881,678
		10,565,058
Machinery - 2.0%
Graco, Inc.	26,228	1,911,497
Oshkosh Corp.	7,420	708,091
Otis Worldwide Corp.	8,933	717,409
Xylem, Inc.	14,004	1,274,784
		4,611,781
Media - 1.4%
Fox Corp., Class A	21,409	667,961
Liberty Media Corp-Liberty SiriusXM *	6,632	168,851
Trade Desk, Inc. (The), Class A *	29,844	2,332,308
		3,169,120
Oil, Gas & Consumable Fuels - 3.6%
APA Corp.	7,625	313,387
Cheniere Energy, Inc.	9,724	1,613,795
Devon Energy Corp.	12,388	590,908
Hess Corp.	10,180	1,557,540
Marathon Oil Corp.	3,830	102,453
Pioneer Natural Resources Co.	249	57,158
Targa Resources Corp.	42,001	3,600,326
Texas Pacific Land Corp.	202	368,359
Valero Energy Corp.	385	54,558
		8,258,484
Personal Care Products - 0.0%†
Oddity Tech Ltd., Class A *	957	27,131

Professional Services - 3.0%
Insperity, Inc.	3,491	340,722
Paychex, Inc.	27,629	3,186,452
Paycom Software, Inc.	1,923	498,576
Paylocity Holding Corp. *	2,914	529,474

	Shares/ Principal	Fair Value

Professional Services (continued)
Verisk Analytics, Inc.	10,196	$2,408,703
		6,963,927
Real Estate Management & Development - 0.3%
CoStar Group, Inc. *	6,786	521,776
Zillow Group, Inc., Class A *	4,300	192,597
		714,373
Residential REITs - 0.3%
Camden Property Trust	6,593	623,566

Retail REITs - 0.2%
Simon Property Group, Inc.	4,642	501,475

Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	4,083	565,291
ARM Holdings PLC, ADR *	4,469	239,181
Axcelis Technologies, Inc. *	1,857	302,784
Enphase Energy, Inc. *	2,220	266,733
Intel Corp.	10,267	364,992
Lam Research Corp.	725	454,408
Lattice Semiconductor Corp. *	17,130	1,471,981
MaxLinear, Inc. *	3,518	78,275
Microchip Technology, Inc.	22,870	1,785,004
Monolithic Power Systems, Inc.	1,226	566,412
NVIDIA Corp.	4,225	1,837,833
Teradyne, Inc.	7,052	708,444
		8,641,338
Software - 12.5%
Adobe, Inc. *	410	209,059
Alteryx, Inc., Class A *	1,642	61,887
ANSYS, Inc. *	4,032	1,199,722
Autodesk, Inc. *	1,279	264,638
Cadence Design Systems, Inc. *	5,143	1,205,005
Confluent, Inc., Class A *	1,685	49,893
Crowdstrike Holdings, Inc., Class A *	17,045	2,852,992
Datadog, Inc., Class A *	18,642	1,698,100
DocuSign, Inc. *	23,879	1,002,918
Dropbox, Inc., Class A *	50,087	1,363,869
Dynatrace, Inc. *	14,814	692,258
Elastic NV *	952	77,340
Fair Isaac Corp. *	1,336	1,160,356
Five9, Inc. *	4,645	298,674
Fortinet, Inc. *	11,609	681,216
Gitlab, Inc., Class A *	4,188	189,381
Guidewire Software, Inc. *	843	75,870
HubSpot, Inc. *	3,540	1,743,450
Klaviyo, Inc., Class A *	1,506	51,957
Manhattan Associates, Inc. *	17,670	3,492,652
Microsoft Corp.	7,863	2,482,742
New Relic, Inc. *	546	46,749
Nutanix, Inc., Class A *	692	24,137

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Software (continued)
Palantir Technologies, Inc., Class A *	108,660	$1,738,560
Pegasystems, Inc.	1,862	80,829
RingCentral, Inc., Class A *	19,866	588,630
Smartsheet, Inc., Class A *	15,283	618,350
Splunk, Inc. *	9,010	1,317,713
Teradata Corp. *	25,295	1,138,781
UiPath, Inc., Class A *	29,956	512,547
Unity Software, Inc. *	15,601	489,715
Zscaler, Inc. *	7,658	1,191,508
		28,601,498
Specialized REITs - 0.6%
SBA Communications Corp., Class A	6,715	1,344,142

Specialty Retail - 4.2%
AutoNation, Inc. *	2,760	417,864
Best Buy Co., Inc.	12,240	850,313
Burlington Stores, Inc. *	8,361	1,131,243
Chewy, Inc., Class A *	9,178	167,590
Five Below, Inc. *	11,005	1,770,704
Murphy USA, Inc.	497	169,840
O'Reilly Automotive, Inc. *	431	391,719
Penske Automotive Group, Inc.	3,384	565,331
Petco Health & Wellness Co., Inc. *	3,630	14,847
Ross Stores, Inc.	10,055	1,135,712
TJX Cos., Inc. (The)	6,217	552,567
Tractor Supply Co.	2,919	592,703
Ulta Beauty, Inc. *	3,717	1,484,756
Wayfair, Inc., Class A *	4,922	298,125
		9,543,314
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	1,128	193,125
Dell Technologies, Inc., Class C	10,938	753,628
Hewlett Packard Enterprise Co.	44,873	779,444
HP, Inc.	77,726	1,997,558
Pure Storage, Inc., Class A *	25,009	890,821
		4,614,576
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. *	6,883	607,287
Deckers Outdoor Corp. *	71	36,500
Lululemon Athletica, Inc. *	1,681	648,210
Skechers USA, Inc., Class A *	38,290	1,874,296
Tapestry, Inc.	12,038	346,093
		3,512,386
Trading Companies & Distributors - 2.2%
Herc Holdings, Inc.	566	67,320
SiteOne Landscape Supply, Inc. *	2,509	410,096
WW Grainger, Inc.	6,689	4,627,718
		5,105,134
Total Common Stocks
(Cost - $212,792,822)		225,647,271

	Shares/ Principal	Fair Value
Rights - 0.0%†
ABIOMED, Inc.*	1,883	$1,921
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, Inc., CVR*	107	53

Total Rights
(Cost - $0)		2,518
Short-Term Investments - 1.5%
Money Market Funds - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a) (Cost - $3,473,364)	3,473,364	3,473,364

Total Investments - 100.0%
(Cost - $216,266,186)		$229,123,153
Other Assets Less Liabilities - Net 0.0%†		58,346
Total Net Assets - 100.0%		$229,181,499

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	17	12/15/2023	$3,676,675	$(138,513)